                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                  811-4364

Exact name of registrant as specified in charter:    Voyageur Intermediate Tax
                                                     Free Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            February 28, 2005

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Minnesota Intermediate Fund of the Registrant, information on which is included in the following shareholder reports.


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)




SEMIANNUAL REPORT   FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                    DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND





[LOGO]  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                   4

     Statements of Operations                                   6

     Statements of Changes in Net Assets                        7

     Financial Highlights                                       8

     Notes to Financial Statements                             11
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES



As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                       Expenses
                                                            Beginning      Ending                     Paid During
                                                             Account       Account     Annualized       Period
                                                             Value         Value        Expense        9/1/04 to
                                                             9/1/04        2/28/05       Ratio          2/28/04
--------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,017.00       0.80%          $4.00
Class B                                                     1,000.00      1,012.60       1.65%           8.23
Class C                                                     1,000.00      1,012.70       1.65%           8.23
--------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,020.83       0.80%          $4.01
Class B                                                     1,000.00      1,016.61       1.65%           8.25
Class C                                                     1,000.00      1,016.61       1.65%           8.25
--------------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of February 28, 2005


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.


DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.77%
--------------------------------------------------------------------------------
Airport Revenue Bonds                                           1.29%
Continuing Care/Retirement Revenue Bonds                        2.39%
Escrowed to Maturity Bonds                                      5.49%
Higher Education Revenue Bonds                                  6.96%
Hospital Revenue Bonds                                         12.37%
Miscellaneous Revenue Bonds                                     5.38%
Multifamily Housing Revenue Bonds                               3.98%
Municipal Lease Revenue Bonds                                   2.32%
Political Subdivision General Obligation Bonds                  7.70%
Pre-Refunded Bonds                                              0.78%
Public Power Revenue Bonds                                      8.56%
School District General Obligation Bonds                       20.66%
Single Family Housing Revenue Bonds                             2.67%
State General Obligation Bonds                                 11.20%
Territorial General Obligation Bonds                            1.73%
Territorial Revenue Bonds                                       3.29%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          2.27%
--------------------------------------------------------------------------------
Money Market                                                    1.88%
Variable Rate Demand Notes                                      0.39%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.04%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.96%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
    OF NET ASSETS                       February 28, 2005 (Unaudited)


                                                       Principal        Market
                                                        Amount          Value
MUNICIPAL BONDS - 96.77%

Airport Revenue Bonds - 1.29%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Series 14
    5.50% 1/1/11 (AMT)                                  $  750,000    $  831,308
                                                                      ----------
                                                                         831,308
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 2.39%
  Minneapolis Health Care Facilities Revenue
    (Jones-Harrison Residence Project)
    5.90% 10/1/16                                          125,000       125,098
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    5.75% 3/1/18)                                        1,400,000     1,414,924
                                                                      ----------
                                                                       1,540,022
                                                                      ----------
Escrowed to Maturity Bonds - 5.49%
  Metropolitan Council Minneapolis/
    St. Paul Area Sports Facilities Revenue
    (Hubert H. Humphrey Metrodome)
    6.00% 10/1/09                                        3,520,000     3,529,891
                                                                      ----------
                                                                       3,529,891
                                                                      ----------
Higher Education Revenue Bonds - 6.96%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design) Series 5-D
    6.625% 5/1/20                                        1,000,000     1,095,120
    (University of St. Thomas) Series 5-Y
    5.25% 10/1/19                                          530,000       576,598
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                     1,000,000     1,047,610
  University of Minnesota Series A
    5.75% 7/1/14                                           500,000       577,955
    5.75% 7/1/16                                         1,000,000     1,176,750
                                                                      ----------
                                                                       4,474,033
                                                                      ----------
Hospital Revenue Bonds - 12.37%
  Bemidji Hospital Facilities Revenue
    (North County Health Services)
    5.00% 9/1/24 (RADIAN)                                  500,000       519,650
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                              1,500,000     1,593,420
    (Fairview Health Services)
    Series A 5.625% 5/15/32                              1,750,000     1,850,660
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health Care System
    (Health Partners Obligation Group)
    6.00% 12/1/17                                        1,125,000     1,242,180
  St. Louis Park Health Care Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.50% 7/1/25                                1,500,000     1,578,780
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project)
    Series B 5.85% 11/1/17                               1,160,000     1,170,347
                                                                      ----------
                                                                       7,955,037
                                                                      ----------

                                                          Principal     Market
                                                           Amount       Value
MUNICIPAL BONDS (continued)

Miscellaneous Revenue Bonds - 5.38%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                        $2,250,000   $2,369,565
  Minneapolis Community Development
    Agency Supported Revenue
    Common Bond Fund
    Series 4 6.20% 6/1/17 (AMT)                           1,055,000    1,088,602
                                                                      ----------
                                                                       3,458,167
                                                                      ----------
Multifamily Housing Revenue Bonds - 3.98%
  Minneapolis Multifamily Housing Revenue
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                                 1,945,000    1,862,784
  Park Rapids Multifamily Revenue
    (The Court Apartments Project-Section 8)
    6.05% 8/1/12                                            735,000      698,515
                                                                      ----------
                                                                       2,561,299
                                                                      ----------
Municipal Lease Revenue Bonds - 2.32%
  Edina Housing & Redevelopment Authority
    Public Project Revenue 5.125% 2/1/19                  1,000,000    1,059,800
  Hibbing Economic Development Authority
    Revenue (Hibbing Lease Obligation)
    6.10% 2/1/08                                            415,000      431,343
                                                                      ----------
                                                                       1,491,143
                                                                      ----------
Political Subdivision General Obligation Bonds - 7.70%
  Dakota County Series A
    4.75% 2/1/17                                          1,000,000    1,047,520
    5.00% 2/1/13                                          1,125,000    1,242,360
  Hennepin County Series B 4.75% 12/1/14                  1,000,000    1,057,570
  Ramsey County Series B 5.25% 2/1/11                     1,445,000    1,606,580
                                                                      ----------
                                                                       4,954,030
                                                                      ----------
*Pre-Refunded Bonds - 0.78%
  Esko Independent School District #99
    5.75% 4/1/17-05 (FSA)                                   500,000      501,630
                                                                      ----------
                                                                         501,630
                                                                      ----------
Public Power Revenue Bonds - 8.56%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/13 (MBIA)                                   2,500,000    2,743,425
    5.25% 1/1/15 (AMBAC)                                    700,000      788,480
    5.25% 1/1/16 (AMBAC)                                    775,000      873,689
 +Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater ROLs Series II-R-189-1
    5.054% 1/1/12                                         1,000,000    1,095,930
                                                                      ----------
                                                                       5,501,524
                                                                      ----------
School District General Obligation Bonds - 20.66%
  Big Lake Independent School
    District #727 Series C
    5.00% 2/1/16 (FSA)                                    1,180,000    1,266,435
    5.00% 2/1/17 (FSA)                                    1,000,000    1,072,150
  Centennial Independent School
    District #012 Series A
    5.00% 2/1/18 (FSA)                                    1,000,000    1,072,750
    5.00% 2/1/20 (FSA)                                      750,000      800,558

STATEMENTS                         DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                        Amount          Value
MUNICIPAL BONDS (continued)

School District General Obligation Bonds (continued)
  Hopkins Independent School
    District #270 5.125% 2/1/17 (FGIC)               $  2,000,000   $  2,169,459
  Moorhead Independent School
    District #152 5.00% 4/1/10 (FGIC)                   2,585,000      2,819,717
  Osseo Independent School
    District #279 Series A
    5.00% 2/1/21 (FSA)                                  1,500,000      1,595,220
  South Washington County Independent
    School District #833 Series B
    5.00% 2/1/16 (FSA)                                  1,560,000      1,677,421
  St. Paul Independent School
    District 625 Series B
    5.00% 2/1/20 (FSA)                                    750,000        811,238
                                                                    ------------
                                                                      13,284,948
                                                                    ------------
Single Family Housing Revenue Bonds - 2.67%
  Minnesota State Housing Finance Agency
    Residential Housing Series I
    5.10% 7/1/20 (AMT)                                    975,000      1,019,050
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28 (AMT)                                    675,000        698,821
                                                                    ------------
                                                                       1,717,871
                                                                    ------------
State General Obligation Bonds - 11.20%
  Minnesota State 5.00% 8/1/21                          2,550,000      2,734,008
  Minnesota State Refunding & Variable
    Purpose 5.00% 11/1/16                               4,200,000      4,469,724
                                                                    ------------
                                                                       7,203,732
                                                                    ------------
Territorial General Obligation Bonds - 1.73%
 ^Puerto Rico Public Finance Corporation
    Commonwealth Appropriation
    Series A (LOC, Puerto Rico Government
    Bank) 5.75% 8/1/27                                  1,000,000      1,112,250
                                                                    ------------
                                                                       1,112,250
                                                                    ------------
Territorial Revenue Bonds - 3.29%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series A 5.00% 7/1/38                         300,000        305,607
 ^Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series J 5.00% 7/1/28                               1,000,000      1,067,290
  Virgin Islands Public Finance Authority
    5.25% 10/1/24                                         700,000        741,902
                                                                    ------------
                                                                       2,114,799
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (cost $60,304,604)                                                  62,231,684
                                                                    ------------
                                                       Number of
                                                        Shares
SHORT-TERM INVESTMENTS - 2.27%
Money Market - 1.88%
  Federated Minnesota Municipal
    Cash Trust                                         1,210,592       1,210,592
                                                                    ------------
                                                                       1,210,592
                                                                    ------------

                                                       Principal       Market
                                                        Amount         Value
SHORT-TERM INVESTMENTS (continued)

^Variable Rate Demand Notes - 0.39%
  Midwest Consortium of Municipal
    Utilities Series A 1.87% 1/1/25                  $    250,000  $    250,000
                                                                   ------------
                                                                        250,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,460,592)                                                   1,460,592
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES - 99.04%
  (cost $61,765,196)                                                 63,692,276

RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.96%                                            614,271
                                                                   ------------
NET ASSETS APPLICABLE TO 5,911,786 SHARES
  OUTSTANDING - 100.00%                                            $ 64,306,547
                                                                   ============

Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Class A ($54,183,610 / 4,982,731 Shares)                  $10.87
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Class B ($3,109,237 / 285,196 Shares)                     $10.90
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Class C ($7,013,700 / 643,859 Shares)                     $10.89
                                                                         ------
COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $ 63,698,308
Accumulated net realized loss on investments                         (1,318,841)
Net unrealized appreciation of investments                            1,927,080
                                                                   ------------
Total net assets                                                   $ 64,306,547
                                                                   ============

* Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

^ Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

+ An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT- Subject to Alternative Minimum Tax
FGIC - Insured by Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
Net asset value Class A (A)                                              $10.87
Sales charge (2.75% of offering price) (B)                                 0.31
                                                                         ------
Offering price                                                           $11.18
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF OPERATIONS                   Six Months Ended February 28, 2005 (Unaudited)


                                                                    Delaware
                                                              Tax-Free Minnesota
                                                               Intermediate Fund
INVESTMENT INCOME:
  Interest                                                        $ 1,509,189
                                                                  -----------
Expenses:
  Management fees                                                     164,923
  Distribution expenses -- Class A                                     69,982
  Distribution expenses -- Class B                                     15,587
  Distribution expenses -- Class C                                     35,088
  Dividend disbursing and transfer agent fees and expenses             19,570
  Reports and statements to shareholders                               16,472
  Accounting and administration expenses                               10,971
  Legal and professional fees                                          10,845
  Registration fees                                                    10,500
  Custodian fees                                                        2,789
  Trustees' fees                                                        1,779
  Pricing fees                                                            856
  Other                                                                   619
                                                                  -----------
                                                                      359,981
  Less expenses absorbed or waived                                    (24,022)
  Less waived distribution expenses -- Class A                        (27,993)
  Less expense paid indirectly                                           (131)
                                                                  -----------
  Total expenses                                                      307,835
                                                                  -----------
NET INVESTMENT INCOME                                               1,201,354
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                             755,510
  Net change in unrealized appreciation/depreciation
    of investments                                                   (832,240)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (76,730)
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 1,124,624
                                                                  ===========




See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS

                                                                   Delaware Tax-Free
                                                              Minnesota Intermediate Fund

                                                               Six Months           Year
                                                                 Ended             Ended
                                                                2/28/05           8/31/04
                                                              (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $  1,201,354       $  2,634,791
  Net realized gain (loss) on investments                        755,510             34,239
  Net change in unrealized appreciation/
    depreciation of investments                                 (832,240)         1,535,782
                                                            ------------       ------------
  Net increase in net assets resulting from operations         1,124,624          4,204,812
                                                            ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income:
    Class A                                                   (1,053,999)        (2,293,153)
    Class B                                                      (45,295)          (113,212)
    Class C                                                     (102,060)          (229,896)
                                                            ------------       ------------
                                                              (1,201,354)        (2,636,261)
                                                            ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                    3,812,967         10,140,227
    Class B                                                        6,095            873,725
    Class C                                                      306,621          1,876,817

  Net asset value of shares issued upon
   reinvestment of dividends and distributions:
    Class A                                                      787,188          1,713,217
    Class B                                                       33,297             79,888
    Class C                                                       81,066            173,660
                                                            ------------       ------------
                                                               5,027,234         14,857,534
                                                            ------------       ------------
  Cost of shares repurchased:
    Class A                                                   (7,366,068)       (13,769,735)
    Class B                                                     (149,884)        (1,840,297)
    Class C                                                     (552,286)        (1,572,839)
                                                            ------------       ------------
                                                              (8,068,238)       (17,182,871)
                                                            ------------       ------------
Increase (decrease) in net assets derived
  from capital share transactions                             (3,041,004)        (2,325,337)
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                         (3,117,734)          (756,786)

NET ASSETS:
  Beginning of period                                         67,424,281         68,181,067
                                                            ------------       ------------
  End of period(1)                                          $ 64,306,547       $ 67,424,281
                                                            ============       ============

(1)  Undistributed net investment income                          --                 --

See accompanying notes


FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Tax-Free Minnesota Intermediate Fund Class A

                                                            Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.890     $10.630      $10.720     $10.580      $10.350     $10.610

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.204       0.444        0.469       0.512        0.526       0.538
Net realized and unrealized gain (loss) on investments         (0.020)      0.260       (0.088)      0.138        0.230      (0.260)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.184       0.704        0.381       0.650        0.756       0.278
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.204)     (0.444)      (0.471)     (0.510)      (0.526)     (0.538)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.204)     (0.444)      (0.471)     (0.510)      (0.526)     (0.538)
                                                              -------     -------      -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD                                $10.870     $10.890      $10.630     $10.720      $10.580     $10.350
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 1.70%       6.73%        3.59%       6.34%        7.50%       2.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $54,184     $57,012      $57,635     $51,034      $49,089     $46,523
Ratio of expenses to average net assets                         0.80%       0.84%        0.86%       0.85%        0.90%       0.93%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly             0.97%       0.95%        0.96%       0.85%        0.93%       0.95%
Ratio of net investment income to average net assets            3.77%       4.10%        4.32%       4.86%        5.04%       5.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.60%       3.99%        4.22%       4.86%        5.01%       5.20%
Portfolio turnover                                                27%         30%          23%         35%          24%          9%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Tax-Free Minnesota Intermediate Fund Class B

                                                            Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.920     $10.650      $10.740     $10.600      $10.370     $10.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.158       0.352        0.377       0.423        0.438       0.451
Net realized and unrealized gain (loss) on investments         (0.020)      0.270       (0.088)      0.137        0.232      (0.262)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.138       0.622        0.289       0.560        0.670       0.189
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.158)     (0.352)      (0.379)     (0.420)      (0.440)     (0.449)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.158)     (0.352)      (0.379)     (0.420)      (0.440)     (0.449)
                                                              -------     -------      -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD                                $10.900     $10.920      $10.650     $10.740      $10.600     $10.370
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 1.26%       5.91%        2.70%       5.43%        6.59%       1.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,109      $3,224       $4,002      $2,852       $2,443      $2,380
Ratio of expenses to average net assets                         1.65%       1.69%        1.71%       1.70%        1.75%       1.78%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.72%       1.70%        1.73%       1.70%        1.78%       1.80%
Ratio of net investment income to average net assets            2.92%       3.25%        3.47%       4.01%        4.19%       4.37%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       2.85%       3.24%        3.45%       4.01%        4.16%       4.35%
Portfolio turnover                                                27%         30%          23%         35%          24%          9%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Tax-Free Minnesota Intermediate Fund Class C

                                                            Six Months
                                                              Ended                                Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.910     $10.640      $10.730     $10.590      $10.360     $10.610

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.158       0.352        0.377       0.423        0.437       0.451
Net realized and unrealized gain (loss) on investments         (0.020)      0.270       (0.088)      0.137        0.233      (0.253)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.138       0.622        0.289       0.560        0.670       0.198
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.158)     (0.352)      (0.379)     (0.420)      (0.440)     (0.448)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and Distributions                              (0.158)     (0.352)      (0.379)     (0.420)      (0.440)     (0.448)
                                                              -------     -------      -------     -------      -------     -------


NET ASSET VALUE, END OF PERIOD                                $10.890     $10.910      $10.640     $10.730      $10.590     $10.360
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 1.27%       5.91%        2.71%       5.44%        6.59%       1.98%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,014      $7,188       $6,544      $4,887       $3,059      $2,358
Ratio of expenses to average net assets                         1.65%       1.69%        1.71%       1.70%        1.75%       1.78%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                1.72%       1.70%        1.73%       1.70%        1.78%       1.80%
Ratio of net investment income to average net assets            2.92%       3.25%        3.47%       4.01%        4.19%       4.37%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       2.85%       3.24%        3.45%       4.01%        4.16%       4.35%
Portfolio turnover                                                27%         30%          23%         35%          24%          9%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS                February 28, 2005 (Unaudited)


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:

                                  Delaware Tax-Free
                                     Minnesota
                                  Intermediate Fund
                                  -----------------

     Earnings credits                   $131

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                               Delaware Tax-Free
                                                  Minnesota
                                               Intermediate Fund
                                               -----------------

       On the first $500 million                    0.500%
       On the next $500 million                     0.475%
       On the next $1.5 billion                     0.450%
       In excess of $2.5 billion                    0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:


                                                     Delaware Tax-Free
                                                        Minnesota
                                                     Intermediate Fund
                                                     -----------------
      The operating expense limitation
        as a percentage of average daily
        net assets (per annum)                              0.75%
      Expiration date                                    10/31/04
      Effective November 1, 2004,
        the operating expense limitation
        as a percentage of average daily
        net assets (per annum)                              0.60%
      Expiration date                                    12/29/05


Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                                    Delaware Tax-Free
                                                        Minnesota
                                                    Intermediate Fund
                                                    -----------------
       Investment management
         fee payable to DMC                             $28,019
       Dividend disbursing,
         transfer agent fees,
         accounting and administration fees
         and other expenses payable to DSC                4,932
       Other expenses payable to
         DMC and affiliates*                             17,891


* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                                Delaware Tax-Free
                                    Minnesota
                                Intermediate Fund
                                -----------------
                                      $1,764

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                Delaware Tax-Free
                                    Minnesota
                                Intermediate Fund
                                -----------------
                                     $3,051

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.


3. INVESTMENTS

For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                Delaware Tax-Free
                                    Minnesota
                                Intermediate Fund
                                ------------------
       Purchases                  $ 8,551,620
       Sales                       11,729,837

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                             Delaware Tax-Free
                                                 Minnesota
                                             Intermediate Fund
                                             -----------------
    Cost of investments                         $61,733,809
                                                ===========

    Aggregate unrealized appreciation           $ 2,210,771
    Aggregate unrealized depreciation              (252,304)
                                                -----------
    Net unrealized appreciation                 $ 1,958,467
                                                ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                             Delaware Tax-Free
                                                 Minnesota
                                             Intermediate Fund
                                             -----------------
       SIX MONTHS ENDED 2/28/05*
       -------------------------
       Tax-exempt income                        $1,201,354
       Long-term capital gain                           --
                                                ----------
       Total                                    $1,201,354
                                                ==========

       YEAR ENDED 8/31/04
       ------------------
       Tax-exempt income                        $2,636,261
       Ordinary income                                  --
       Long-term capital gain                           --
                                                ----------
       Total                                    $2,636,261
                                                ==========

* Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                         Delaware Tax-Free
                                                             Minnesota
                                                         Intermediate Fund
                                                         -----------------
      Shares of beneficial interest                         $63,698,308
      Undistributed tax-exempt income                                --
      Distributions in excess of ordinary income                     --
      Undistributed long-term capital gain                           --
      Net realized capital loss on investments                       --
      Capital loss carryforwards                             (1,350,228)
      Unrealized appreciation of investments                  1,958,467
                                                            -----------
      Net assets                                            $64,306,547
                                                            ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards for each Fund remaining at February 28, 2005 will expire as follows:


                                                   Delaware Tax-Free
                                                      Minnesota
           Year of Expiration                      Intermediate Fund
           ------------------                      -----------------
           2005                                       $       --
           2006                                               --
           2007                                               --
           2008                                          383,330
           2009                                        1,440,485
           2010                                            4,037
           2011                                          246,659
           2012                                               --
                                                      ----------
           Total                                      $2,074,511
                                                      ==========

For the six months ended February 28, 2005, the following Funds utilized capital loss carryforward amounts as follows:

                               Delaware Tax-Free
                                   Minnesota
                               Intermediate Fund
                               -----------------
                                    $724,283

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)



5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                    Delaware Tax-Free
                                               Minnesota Intermediate Fund
                                              -----------------------------
                                               Six Months           Year
                                                 Ended              Ended
                                                2/28/05            8/31/04
     Shares sold:
       Class A                                 350,553             931,698
       Class B                                     557              81,291
       Class C                                  28,055             172,877

     Shares issued upon reinvestment of
      dividends and distributions:
       Class A                                  72,064             158,175
       Class B                                   3,040               7,360
       Class C                                   7,408              16,005
                                              --------          ----------
                                               461,677           1,367,406
                                              --------          ----------
     Shares repurchased:
       Class A                                (674,712)         (1,279,431)
       Class B                                 (13,703)           (169,074)
       Class C                                 (50,445)           (145,010)
                                              --------          ----------
                                              (738,860)         (1,593,515)
                                              --------          ----------
     Net increase (decrease)                  (277,183)           (226,109)
                                              ========          ==========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                              Six Months Ended                       Year Ended
                                                                  2/28/05                              8/31/04
                                                    --------------------------------       -------------------------------
                                                    Class B       Class A                  Class B      Class A
                                                    shares        shares       Value       shares       shares       Value
                                                    ------        ------       -----       ------       ------       -----
Delaware Tax-Free Minnesota Intermediate Fund        7,800         7,815       85,396      60,061       60,210      655,817



NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


6. PROXY RESULTS

The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds (each, the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                       VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                                      --------------------------------------
                                                             SHARES VOTED
                                      SHARES VOTED FOR    WITHHELD AUTHORITY
                                      ----------------    ------------------
      Thomas L. Bennett                4,026,206.062         144,905.269
      Jude T. Driscoll                 4,026,206.062         144,905.269
      John A. Fry                      4,026,206.062         144,905.269
      Anthony D. Knerr                 4,023,117.364         147,993.967
      Lucinda S. Landreth              4,025,699.062         145,412.269
      Ann R. Leven                     4,025,699.062         145,412.269
      Thomas F. Madison                4,023,117.364         147,993.967
      Janet L. Yeomans                 4,022,610.364         148,500.967
      J. Richard Zecher                4,025,699.062         145,412.269



2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                       FOR            AGAINST         ABSTAIN
                                                       ---            -------         -------

Delaware Tax-Free Minnesota Intermediate Fund      3,035,795.738    244,537.728     252,272.865


NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)




7. LINE OF CREDIT

The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.


8. CREDIT AND MARKET RISK

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.


9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                             AFFILIATED OFFICERS                          CONTACT INFORMATION

JUDE T. DRISCOLL                              MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                      Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                          Delaware Distributors, L.P.
Private Investor                              RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                  Executive Vice President,
                                              Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                   Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                     Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                                2005 Market Street
Lancaster, PA                                 JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                              Senior Vice President and Treasurer
ANTHONY D. KNERR                              Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                             Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                               FOR SECURITIES DEALERS AND FINANCIAL
                                                                                           INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                        800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                             WEB SITE
Philadelphia, PA                                                                           www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ





Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.


(9720)                                                        Printed in the USA
SA-MNALL [2/05] IVES 4/05                                                 J10079

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005


         Michael P. Bishof
----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 2, 2005